FINANCIAL RISK MANAGEMENT - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Proportion of advance payments of receivables	95.00%
Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Confidence interval	1.00%
Change in net income due to appreciation	$ 126,000
Liquidity risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings assumed as of acquisition date	69,473,000
Borrowings Assumed On Acquisition Date Current	$ 54,748,000
Maximum
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate	4.32
Maximum | Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fixed financial instrument term	1 year
Canadian dollars per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate	1.299	1.365
Brazilian Real [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate	4.031
Australian Dollars [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate	1.423
Mexican Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate	18.876	19.657
Peruvian soles per US dollar [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate	3.319	3.370